NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
Schedule of profit attributable to owners

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	575,196	228,753	137,803
Less: Undistributed earnings allocated to participating nonvested restricted shares	2,450	—	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—basic	572,746	228,753	137,803
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares – basic	243,648,186	248,470,684	252,167,610
Net income per ordinary share attributable to ordinary shareholders—basic	2.35	0.92	0.55
Diluted net income per share calculation
Net income attributable to ordinary shareholders for computing net income per ordinary shares—basic	572,746	228,753	137,803
Add: adjustments to undistributed earnings to participating securities	117	—	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—diluted	572,863	228,753	137,803
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - basic	243,648,186	248,470,684	252,167,610
Effect of potentially diluted share options, restricted shares and RSUs	12,310,986	11,881,310	12,201,019
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—diluted	255,959,172	260,351,994	264,368,629
Net income per ordinary share attributable to ordinary shareholders—diluted	2.24	0.88	0.52

Schedule of shares excluded from calculation of net income per share

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted shares and RSUs	294,352	89,165	301,946
Shares issuable upon vesting of nonvested restricted shares	1,042,234	—	—